Significant accounting judgments, estimates and uncertainties	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgments Estimates And Uncertainties
Significant accounting judgments, estimates and uncertainties

4.	Significant accounting judgments, estimates and uncertainties

The preparation of financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Actual results could differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to the accounting estimates are recognized in the period in which the estimates are revised. Significant areas requiring the Company to make estimates include goodwill impairment testing and recoverability of assets, identification and valuation of intangible assets acquired in business combinations, estimated useful lives of long-lived assets, income taxes, the fair value of share-based payments, provisions for expected credit losses, fair value measurement of an investment not quoted in an active market, recognition of revenue on a gross versus net basis and functional currency. These estimates and judgments are further discussed below.

(i)	Goodwill impairment testing and recoverability of assets

In evaluating impairment, the Company determines the recoverable amount based on an assessment of value-in-use using a discounted cash flow approach. In determining the estimated recoverable amount, the Company’s significant assumptions include expected future cash flows, terminal growth rates and discount rates. The approach uses cash flow projections based upon a financial forecast approved by management, covering a five-year period. Cash flows for the years thereafter are extrapolated using the estimated terminal growth rate. The risk premiums expected by market participants related to uncertainties about the industry and assumptions relating to future cash flows may differ or change quickly, depending on economic conditions and other events.

(ii)	Identification and valuation of intangible assets acquired in business combinations

In a business combination, all identifiable assets, liabilities and contingent liabilities acquired are recorded at their fair values. One of the most significant estimates relates to the determination of the fair value of intangible assets. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, management with assistance from an independent valuation expert develops the fair value using appropriate valuation techniques which are based on a forecast of the total expected future net cash flows. In determining the fair value of the intangible assets at the acquisition date, the Company’s significant assumptions include the future net cash flows, royalty rates, attrition rates and the discount rate applied.

Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. However, the measurement period will last for one year from the acquisition date.

(iii)	Estimated useful lives of long-lived assets

Management reviews the useful lives of depreciable assets at each reporting date. Management assesses that the useful lives represent the expected utilization in terms of duration of the assets to the Company. Actual utilization, however, may vary due to technical obsolescence, particularly relating to website content and application and technology development.

(iv)	Income taxes

At the end of each reporting period, the Company assesses whether the realization of deferred tax benefits is sufficiently probable to recognize deferred tax assets. This assessment requires the exercise of judgment on the part of management with respect to, among other things, benefits that could be realized from available income tax strategies and future taxable income, as well as other positive and negative factors. The recorded amount of total deferred tax assets could be reduced if estimates of projected future taxable income and benefits from available income tax strategies are lowered, or if changes in current income tax regulations are enacted that impose restrictions on the timing or extent of the Company’s ability to utilize deferred tax benefits.

The Company’s effective income tax rate can vary significantly quarter-to-quarter for various reasons, including the mix and volume of business in lower income tax jurisdictions and in jurisdictions for which no deferred income tax assets have been recognized because management believed it was not probable that future taxable profit would be available against which income tax losses and deductible temporary differences could be utilized. The Company’s effective income tax rate can also vary due to the impact of foreign exchange fluctuations.

(v)	Share-based payments

The fair value of all share-based payments granted are determined using the Black-Scholes option pricing model which incorporates assumptions regarding risk-free interest rates, dividend yield, expected volatility, estimated forfeitures, and the expected life of options. The Company has a significant number of options outstanding and expects to continue to make option grants.

(vi)	Provision for expected credit losses (“ECLs”)

The Company performs impairment testing annually for trade receivables in accordance with IFRS 9. The ECL model requires considerable judgment, including consideration of how changes in economic factors affect ECLs, which are determined on a probability-weighted basis. IFRS 9 outlines a three-stage approach to recognizing ECLs which is intended to reflect the increase in credit risks of a financial instrument based on i) 12-month ECLs, or ii) lifetime ECLs. The Company measures provisions for ECLs at an amount equal to lifetime ECLs.

The Company applies the simplified approach to determine ECLs on trade receivables by using a provision matrix based on historical credit loss experiences. The historical results are used to calculate the run rates of default which are then applied over the expected life of the trade receivables, adjusted for forward looking estimates.

(vii)	Fair value measurement of an investment not quoted in an active market

The fair value of an investment that is not quoted in an active market requires the use of judgments and estimates by management. Management uses the valuation techniques and inputs outlined in Note 7 using all available data on the investment and market conditions at the date of these financial statements. Changes in these assumptions and conditions could result in changes of the reported fair value of this investment.

(viii)	Recognition of revenue on a gross versus net basis

The Company follows the guidance provided in IFRS 15, Revenue from Contracts with Customers, for determining whether the Company is the principal or an agent in arrangements with customers that involve another party that contributes to providing a specified service to a customer. In these instances, the Company determines whether it controls the promised specified service itself (as principal) or arranges for the specified service to be provided by another party (as an agent). This determination depends on the facts and circumstances of each arrangement and, in some instances, involves significant judgment. The most significant factors to consider include whether the Company controls the good or service immediately before it is transferred to the customer, is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk before transferring the specified good or service, and has discretion in establishing prices for the specified good or service.

(ix)	Functional currency

The functional currency of the Company and each of its subsidiaries is the currency of the primary economic environment in which the entities operate. The Company has determined that the functional currency for the Company is Canadian dollars while the functional currencies of subsidiaries are United States dollars, UK pound Sterling or Euro. Assessment of functional currency involves certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.